Financial Instruments - Summary of sensitivity analysis for fluctuation in equity prices (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Historical volatility for shares, measurement input [member]
Sensitivity impact of entities own equity prices on other equity components before tax [line items]
Percentage increase or decrease in the price of entities own equity instruments	1.00%	1.00%